UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22048

Investment Company Act File Number

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Emerging Markets Local Income Portfolio

July 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 78.6%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.5%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	1,500	$2,119,047

Total Albania			$2,119,047

Argentina — 3.8%
Republic of Argentina, 7.00%, 10/3/15	USD	13,803	$12,958,188
Republic of Argentina, 8.75%, 5/7/24	USD	4,607	4,282,589

Total Argentina			$17,240,777

Bangladesh — 1.9%
Bangladesh Treasury Bond, 11.37%, 4/4/17	BDT	75,500	$1,025,107
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	125,000	1,699,154
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	301,600	4,108,033
Bangladesh Treasury Bond, 11.70%, 6/5/18	BDT	140,000	1,928,971

Total Bangladesh			$8,761,265

Barbados — 0.4%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	2,202	$1,794,630

Total Barbados			$1,794,630

Bosnia and Herzegovina — 0.8%
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/14	BAM	17	$11,294
Bosnia & Herzegovina Government Bond, 2.50%, 9/30/14	BAM	86	58,679
Bosnia & Herzegovina Government Bond, 2.50%, 3/31/15	BAM	76	52,087
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/15	BAM	120	81,985
Republic of Srpska, 1.50%, 6/30/23	BAM	292	143,646
Republic of Srpska, 1.50%, 10/30/23	BAM	315	156,451
Republic of Srpska, 1.50%, 12/15/23	BAM	48	23,482
Republic of Srpska, 1.50%, 5/31/25	BAM	5,562	2,494,634
Republic of Srpska, 1.50%, 6/9/25	BAM	534	236,637
Republic of Srpska, 1.50%, 12/24/25	BAM	581	256,542
Republic of Srpska, 1.50%, 9/25/26	BAM	361	162,061

Total Bosnia and Herzegovina			$3,677,498

Brazil — 1.6%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	12,490	$5,336,457
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	2,086,084

Total Brazil			$7,422,541

Colombia — 6.6%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$3,794,543
Titulos De Tesoreria B, 8.00%, 10/28/15	COP	727,000	402,690
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	21,845,500	14,410,095
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	17,661,000	11,217,435

Total Colombia			$29,824,763

Costa Rica — 0.0%(2)
Titulo Propiedad UD, 1.00%, 1/12/22(3)	CRC	61,586	$97,217
Titulo Propiedad UD, 1.63%, 7/13/16(3)	CRC	6,919	12,657

Total Costa Rica			$109,874

Cyprus — 0.8%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	2,829	$3,808,250

Total Cyprus			$3,808,250

Dominican Republic — 1.0%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	15,020	$365,065

Security	Principal Amount (000’s omitted)		Value
Dominican Republic International Bond, 11.50%, 5/10/24(4)	DOP	28,000	$685,882
Dominican Republic International Bond, 14.00%, 4/30/21(4)	DOP	8,500	221,141
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	2,300	61,965
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	26,400	711,246
Dominican Republic International Bond, 15.95%, 6/4/21(4)	DOP	17,000	504,991
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	1,000	32,724
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	52,700	1,724,579

Total Dominican Republic			$4,307,593

Ecuador — 1.3%
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	5,640	$5,950,200

Total Ecuador			$5,950,200

Fiji — 0.4%
Republic of Fiji, 9.00%, 3/15/16	USD	1,737	$1,792,809

Total Fiji			$1,792,809

Finland — 0.3%
Municipality Finance PLC, 0.50%, 12/6/16	TRY	2,961	$1,130,942

Total Finland			$1,130,942

Hungary — 2.5%
Hungary Government Bond, 5.50%, 2/12/16	HUF	1,100,000	$4,915,037
Hungary Government Bond, 6.50%, 6/24/19(5)	HUF	274,340	1,307,709
Hungary Government Bond, 6.75%, 11/24/17(5)	HUF	1,123,980	5,321,562

Total Hungary			$11,544,308

Indonesia — 7.7%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,432,503
Indonesia Government Bond, 7.875%, 4/15/19	IDR	56,433,000	4,884,117
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	415,066
Indonesia Government Bond, 8.25%, 6/15/32	IDR	30,296,000	2,538,741
Indonesia Government Bond, 8.375%, 3/15/24	IDR	41,346,000	3,668,553
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,222,932
Indonesia Government Bond, 9.50%, 7/15/23	IDR	35,245,000	3,305,471
Indonesia Government Bond, 9.50%, 7/15/31	IDR	63,823,000	5,967,471
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	527,549
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	2,147,874
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	830,541
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	2,211,368
Indonesia Government Bond, 10.50%, 7/15/38	IDR	10,900,000	1,096,826
Indonesia Government Bond, 11.00%, 11/15/20	IDR	14,560,000	1,451,284
Indonesia Government Bond, 11.50%, 9/15/19	IDR	25,200,000	2,511,293

Total Indonesia			$35,211,589

Iraq — 0.2%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	1,250	$1,121,875

Total Iraq			$1,121,875

Jordan — 2.1%
Jordan Government Bond, 7.387%, 8/30/14	JOD	800	$1,134,438
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	8,300	8,372,625

Total Jordan			$9,507,063

Kenya — 0.4%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$2,013,124

Total Kenya			$2,013,124

Lebanon — 1.1%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	400	$403,906
Lebanese Republic, 8.50%, 1/19/16(1)	USD	4,065	4,359,712
Lebanon Treasury Bill, 0.00%, 7/23/15	LBP	373,300	234,695
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	326,560	216,494

Total Lebanon			$5,214,807

Security	Principal Amount (000’s omitted)		Value
Macedonia — 1.6%
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	5,480	$7,327,841

Total Macedonia			$7,327,841

Malaysia — 3.2%
Malaysia Government Bond, 3.394%, 3/15/17	MYR	14,591	$4,558,500
Malaysia Government Bond, 3.502%, 5/31/27	MYR	4,125	1,201,622
Malaysia Government Bond, 4.16%, 7/15/21	MYR	8,297	2,655,640
Malaysia Government Bond, 4.181%, 7/15/24	MYR	12,100	3,877,732
Malaysia Government Bond, 4.392%, 4/15/26	MYR	4,047	1,304,957
Malaysia Government Bond, 4.498%, 4/15/30	MYR	3,480	1,125,032

Total Malaysia			$14,723,483

Mexico — 3.5%
Mexican Bonos, 4.75%, 6/14/18	MXN	46,060	$3,506,549
Mexican Bonos, 7.25%, 12/15/16	MXN	20,800	1,705,526
Mexican Bonos, 8.00%, 6/11/20	MXN	15,748	1,369,832
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	3,560,255
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	3,288,243
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	2,300,067

Total Mexico			$15,730,472

Montenegro — 0.2%
Republic of Montenegro, 5.375%, 5/20/19(4)	EUR	760	$1,059,997

Total Montenegro			$1,059,997

Netherlands — 0.2%
Republic of Mozambique, 6.305%, 9/11/20(1)	USD	793	$802,706

Total Netherlands			$802,706

Pakistan — 0.5%
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	1,075	$1,123,375
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	995	1,064,849

Total Pakistan			$2,188,224

Peru — 1.3%
Republic of Peru, 6.90%, 8/12/37	PEN	2,700	$1,023,879
Republic of Peru, 6.90%, 8/12/37(1)	PEN	4,730	1,795,002
Republic of Peru, 7.84%, 8/12/20	PEN	1,782	738,554
Republic of Peru, 8.20%, 8/12/26	PEN	5,775	2,550,505

Total Peru			$6,107,940

Philippines — 2.3%
Republic of the Philippines, 4.95%, 1/15/21	PHP	90,000	$2,245,779
Republic of the Philippines, 6.25%, 1/14/36	PHP	286,000	7,205,986
Republic of the Philippines, 9.125%, 9/4/16	PHP	29,510	769,643

Total Philippines			$10,221,408

Romania — 1.6%
Romania Government Bond, 5.75%, 1/27/16	RON	7,820	$2,492,670
Romania Government Bond, 5.90%, 7/26/17	RON	9,800	3,225,142
Romania Government Bond, 6.00%, 4/30/15	RON	1,510	471,338
Romania Government Bond, 6.00%, 4/30/16(5)	RON	3,000	968,126
Romania Government Bond, 6.25%, 10/25/14	RON	560	171,021

Total Romania			$7,328,297

Russia — 8.1%
Russia Foreign Bond, 3.625%, 4/29/15(1)	USD	4,900	$4,979,625
Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	250,000	6,724,277
Russia Foreign Bond, 7.85%, 3/10/18(4)	RUB	430,000	11,565,756
Russia Government Bond, 7.00%, 8/16/23	RUB	126,860	3,103,261
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974	2,784,610
Russia Government Bond, 7.50%, 3/15/18	RUB	102,246	2,721,504
Russia Government Bond, 7.60%, 4/14/21	RUB	150,035	3,871,736

Security	Principal Amount (000’s omitted)		Value
Russia Government Bond, 8.15%, 2/3/27	RUB	46,345	$1,201,795

Total Russia			$36,952,564

Rwanda — 0.1%
Republic of Rwanda, 6.625%, 5/2/23(4)	USD	230	$241,500

Total Rwanda			$241,500

Serbia — 5.1%
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	1,485	$1,986,741
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	46,780	542,182
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	109,590	1,272,741
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	454,900	5,285,915
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	75,400	875,856
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	96,150	1,116,368
Serbia Treasury Bond, 10.00%, 5/22/16	RSD	700,500	8,127,008
Serbia Treasury Bond, 10.00%, 6/12/16	RSD	169,090	1,961,169
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	105,310	1,203,751
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	905,807

Total Serbia			$23,277,538

Slovenia — 1.8%
Republic of Slovenia, 4.125%, 1/26/20(1)	EUR	826	$1,218,044
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	1,123	1,683,602
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	640	967,004
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	3,739	4,187,680

Total Slovenia			$8,056,330

South Africa — 2.6%
Republic of South Africa, 6.25%, 3/31/36	ZAR	64,175	$4,469,628
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745	4,027,659
Republic of South Africa, 7.00%, 2/28/31	ZAR	25,285	2,001,526
Republic of South Africa, 10.50%, 12/21/26	ZAR	13,176	1,435,641

Total South Africa			$11,934,454

Sri Lanka — 1.1%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	800	$834,000
Republic of Sri Lanka, 7.40%, 1/22/15(4)	USD	100	103,000
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	101,810	782,479
Sri Lanka Government Bond, 8.50%, 11/1/15	LKR	155,110	1,213,944
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	235,540	1,869,792
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	29,410	233,764

Total Sri Lanka			$5,036,979

Tanzania — 0.9%
United Republic of Tanzania, 6.332%, 3/9/20(1)(6)	USD	3,783	$4,076,183

Total Tanzania			$4,076,183

Thailand — 2.1%
Kingdom of Thailand, 3.85%, 12/12/25	THB	62,668	$1,991,984
Kingdom of Thailand, 3.875%, 6/13/19	THB	132,066	4,257,676
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500	3,481,814

Total Thailand			$9,731,474

Turkey — 3.4%
Turkey Government Bond, 6.30%, 2/14/18	TRY	7,829	$3,437,153
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100	2,411,004
Turkey Government Bond, 9.00%, 3/8/17	TRY	4,455	2,116,479
Turkey Government Bond, 9.50%, 1/12/22	TRY	2,858	1,395,732
Turkey Government Bond, 10.40%, 3/27/19	TRY	2,300	1,153,327
Turkey Government Bond, 10.50%, 1/15/20	TRY	9,342	4,736,917

Total Turkey			$15,250,612

Security	Principal Amount (000’s omitted)		Value
Uganda — 0.5%
Uganda Government Bond, 14.125%, 12/1/16	UGX	3,099,700	$1,200,460
Uganda Government Bond, 14.625%, 11/1/18	UGX	2,818,800	1,114,211

Total Uganda			$2,314,671

Uruguay — 0.9%
Monetary Regulation Bill, 0.00%, 3/26/15(3)	UYU	39,670	$1,645,188
Monetary Regulation Bill, 0.00%, 7/2/15(3)	UYU	21,512	880,797
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	4,080	152,573
Monetary Regulation Bill, 0.00%, 4/21/16(3)	UYU	12,634	497,308
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	1,069	36,932
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	6,755	226,426
Republic of Uruguay, 5.00%, 9/14/18(3)	UYU	2,980	140,135
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	8,206	339,919

Total Uruguay			$3,919,278

Venezuela — 1.7%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)	USD	8,034	$7,572,045

Total Venezuela			$7,572,045

Vietnam — 1.8%
Republic of Vietnam, 7.00%, 7/15/16	VND	92,157,600	$4,486,629
Republic of Vietnam, 7.20%, 10/31/15	VND	50,000,000	2,423,705
Republic of Vietnam, 12.15%, 1/16/17	VND	20,000,000	1,084,970

Total Vietnam			$7,995,304

Zambia — 0.7%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	2,630	$2,987,798

Total Zambia			$2,987,798

Total Foreign Government Bonds (identified cost $377,826,129)			$357,390,053

Foreign Corporate Bonds — 1.8%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	400	$394,000

Total Azerbaijan			$394,000

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$399,592

Total Colombia			$399,592

Georgia — 0.2%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	908	$978,370

Total Georgia			$978,370

Mexico — 0.2%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$460,733
Petroleos Mexicanos, 7.19%, 9/12/24(4)	MXN	2,300	178,279
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	483,372

Total Mexico			$1,122,384

Netherlands — 0.1%
Rabobank Nederland, 0.50%, 11/26/21	ZAR	9,400	$462,286

Total Netherlands			$462,286

South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	880	$324,770

Total South Korea			$324,770

Security	Principal Amount (000’s omitted)		Value
Supranational — 0.7%
African Development Bank, 0.50%, 10/26/21	ZAR	9,300	$472,469
Asian Development Bank, 6.64%, 6/18/15	TRY	440	201,325
International Bank for Reconstruction & Development, 3.40%, 4/15/17(3)	UYU	40,422	1,778,644
International Finance Corp., 4.45%, 2/26/16	RUB	11,600	298,365
International Finance Corp., 4.50%, 3/29/16	RUB	12,800	328,097

Total Supranational			$3,078,900

Sweden — 0.3%
Svensk Exportkredit AB, 0.50%, 6/26/15	TRY	2,550	$1,111,181
Svensk Exportkredit AB, 0.50%, 2/27/17	IDR	400,000	27,909
Svensk Exportkredit AB, 5.15%, 1/30/17(1)	RUB	12,100	304,501

Total Sweden			$1,443,591

Total Foreign Corporate Bonds (identified cost $8,155,446)			$8,203,893

Currency Put Options Purchased — 0.0%(2)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Russian Ruble	Credit Suisse International	RUB	632,926	RUB	37.85	10/27/14	$183,256
Yuan Renminbi	Goldman Sachs International	CNY	9,463	CNY	6.35	9/30/14	241
Yuan Renminbi	JPMorgan Chase Bank	CNY	8,777	CNY	6.35	9/30/14	157
Yuan Renminbi Offshore	Citibank NA	CNH	18,240	CNH	6.35	10/6/14	1,089

Total Currency Put Options Purchased (identified cost $636,114)							$184,743

Short-Term Investments — 17.0%

Foreign Government Securities — 12.4%

Security	Principal Amount (000’s omitted)		Value
Brazil — 0.2%
Letra Tesouro Nacional Bill, 0.00%, 7/1/15	BRL	2,577	$1,032,633

Total Brazil			$1,032,633

Georgia — 1.0%
Bank of Georgia Promissory Note, 4.00%, 1/8/15	USD	4,734	$4,782,164

Total Georgia			$4,782,164

Kenya — 0.4%
Kenya Treasury Bill, 0.00%, 12/15/14	KES	125,300	$1,379,780
Kenya Treasury Bill, 0.00%, 4/13/15	KES	55,300	588,805

Total Kenya			$1,968,585

Lebanon — 4.7%
Lebanon Treasury Bill, 0.00%, 10/9/14	LBP	364,200	$238,898
Lebanon Treasury Bill, 0.00%, 10/16/14	LBP	521,000	341,464
Lebanon Treasury Bill, 0.00%, 10/23/14	LBP	693,800	454,335
Lebanon Treasury Bill, 0.00%, 11/6/14	LBP	217,010	141,857
Lebanon Treasury Bill, 0.00%, 11/20/14	LBP	655,700	427,790

Security	Principal Amount (000’s omitted)		Value
Lebanon Treasury Bill, 0.00%, 12/4/14	LBP	9,880,600	$6,433,339
Lebanon Treasury Bill, 0.00%, 1/1/15	LBP	556,900	361,075
Lebanon Treasury Bill, 0.00%, 1/15/15	LBP	1,808,000	1,169,657
Lebanon Treasury Bill, 0.00%, 4/16/15	LBP	369,400	235,765
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	273,900	172,582
Lebanon Treasury Note, 5.94%, 3/5/15	LBP	8,778,970	5,836,339
Lebanon Treasury Note, 7.84%, 12/4/14	LBP	8,170,730	5,456,565

Total Lebanon			$21,269,666

Nigeria — 1.8%
Nigeria Treasury Bill, 0.00%, 11/6/14	NGN	784,300	$4,716,764
Nigeria Treasury Bill, 0.00%, 12/4/14	NGN	560,200	3,343,285

Total Nigeria			$8,060,049

Philippines — 0.0%(3)
Philippine Treasury Bill, 0.00%, 8/6/14	PHP	8,910	$204,885

Total Philippines			$204,885

Sri Lanka — 3.6%
Republic of Sri Lanka, 7.40%, 1/22/15(1)	USD	4,000	$4,105,000
Sri Lanka Treasury Bill, 0.00%, 10/3/14	LKR	63,570	483,044
Sri Lanka Treasury Bill, 0.00%, 10/31/14	LKR	202,990	1,535,170
Sri Lanka Treasury Bill, 0.00%, 11/7/14	LKR	8,920	67,377
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	130,030	973,353
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	128,850	962,197
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	6,040	44,775
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	666,910	4,937,075
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	187,710	1,387,720
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	6,700	49,470
Sri Lanka Treasury Bill, 0.00%, 3/27/15	LKR	162,550	1,197,203
Sri Lanka Treasury Bill, 0.00%, 4/10/15	LKR	55,790	409,873
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	49,890	361,534

Total Sri Lanka			$16,513,791

Uganda — 0.2%
Uganda Treasury Bill, 0.00%, 11/27/14	UGX	1,207,800	$445,681
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	336,000	122,905
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	336,000	121,887

Total Uganda			$690,473

Uruguay — 0.1%
Monetary Regulation Bill, 0.00%, 10/3/14	UYU	4,400	$185,785
Monetary Regulation Bill, 0.00%, 10/15/14	UYU	417	17,513
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	3,100	125,809
Monetary Regulation Bill, 0.00%, 2/20/15(3)	UYU	5,134	214,065

Total Uruguay			$543,172

Vietnam — 0.1%
Vietnam Treasury Bill, 0.00%, 7/21/15	VND	8,263,000	$389,586

Total Vietnam			$389,586

Zambia — 0.3%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	290	$46,937
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	2,800	451,721
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	4,890	672,270

Total Zambia			$1,170,928

Total Foreign Government Securities (identified cost $56,588,047)			$56,625,932

U.S. Treasury Obligations — 0.4%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 10/9/14(7)		$1,600	$1,599,984

Total U.S. Treasury Obligations (identified cost $1,599,917)			$1,599,984

Repurchase Agreements — 2.2%

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank:
Dated 5/21/2014 with an interest rate of 2.50%, collateralized by RON 2,910,000 Romanian Government Bond 5.75%, due 4/29/2020 and a market value, including accrued interest, of $988,577.(8)	RON	3,155	$954,044
Dated 7/25/2014 with an interest rate of 2.30%, collateralized by HUF 277,600,000 Hungary Government Bond 5.50%, due 6/24/25 and a market value, including accrued interest, of $1,311,452.(8)	HUF	309,555	1,320,599
Dated 7/31/2014 with an interest rate of 1.80%, collateralized by HUF 1,217,560,000 Hungary Government Bond 5.50%, due 6/24/25 and a market value, including accrued interest, of $5,752,059.(8)	HUF	1,301,569	5,552,650
Nomura International PLC:
Dated 7/7/14 with a maturity date of 8/8/14, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 1,520,373, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $2,035,458.	EUR	1,520	2,035,940

Total Repurchase Agreements (identified cost $9,944,814)			$9,863,233

Other — 2.0%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(9)		$9,073	$9,072,891

Total Other (identified cost $9,072,891)			$9,072,891

Total Short-Term Investments (identified cost $77,205,669)			$77,162,040

Total Investments — 97.4% (identified cost $463,823,358)			$442,940,729

Currency Put Options Written — (0.0)%(2)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Yuan Renminbi	Goldman Sachs International	CNY	9,463	CNY	6.35	9/30/14	$(241)
Yuan Renminbi	Goldman Sachs International	CNY	8,777	CNY	6.35	9/30/14	(158)
Yuan Renminbi Offshore	Citibank NA	CNH	18,240	CNH	6.35	10/6/14	(1,089)

Total Currency Put Options Written (premiums received $18,958)							$(1,488)

Other Assets, Less Liabilities — 2.6%							$11,967,989

Net Assets — 100.0%							$454,907,230

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BAM	-	Bosnia - Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2014, the aggregate value of these securities is $61,249,821 or 13.5% of the Portfolio’s net assets.

(2)	Amount is less than 0.05% or (0.05)%, as applicable.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $41,470,293 or 9.1% of the Portfolio’s net assets.

(5)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(8)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $15,110.

Securities Sold Short — (0.4)%

Foreign Government Bonds — (0.4)%

Security	Principal Amount (000’s omitted)		Value
Germany — (0.4)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(2,032,266)

Total Germany			$(2,032,266)

Total Foreign Government Bonds (proceeds $1,830,393)			$(2,032,266)

Total Securities Sold Short (proceeds $1,830,393)			$(2,032,266)

EUR	-	Euro

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2014 were $5,730,660 or 1.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/5/14	Euro 3,635,840	Romanian Leu 16,264,928	Bank of America	$50,325	$—	$50,325
8/5/14	New Turkish Lira 558,155	United States Dollar 258,815	Goldman Sachs International	—	(1,438)	(1,438)
8/8/14	New Turkish Lira 10,759,000	United States Dollar 5,022,238	Deutsche Bank	8,873	—	8,873
8/8/14	New Turkish Lira 21,450,000	United States Dollar 10,015,376	Standard Chartered Bank	20,332	—	20,332
8/8/14	Thai Baht 24,290,000	United States Dollar 745,778	Goldman Sachs International	—	(10,542)	(10,542)
8/8/14	United States Dollar 8,927,730	New Turkish Lira 19,198,191	Morgan Stanley & Co. International PLC	18,039	—	18,039
8/8/14	United States Dollar 1,230,998	New Turkish Lira 2,644,306	Standard Chartered Bank	1,168	—	1,168
8/8/14	United States Dollar 15,145,545	New Turkish Lira 32,426,611	Standard Chartered Bank	—	(35,737)	(35,737)
8/8/14	United States Dollar 738,747	Thai Baht 24,290,000	Goldman Sachs International	17,573	—	17,573
8/12/14	United States Dollar 152,658	Indian Rupee 9,307,000	Deutsche Bank	706	—	706
8/12/14	United States Dollar 175,468	Indian Rupee 10,695,000	Goldman Sachs International	768	—	768
8/12/14	United States Dollar 8,913,484	Indian Rupee 530,798,000	Standard Chartered Bank	—	(166,815)	(166,815)
8/12/14	United States Dollar 10,201,333	Mexican Peso 133,158,000	Standard Chartered Bank	—	(134,860)	(134,860)
8/12/14	United States Dollar 19,433,736	Mexican Peso 253,668,562	Standard Chartered Bank	—	(256,912)	(256,912)
8/13/14	Euro 8,426,547	United States Dollar 11,609,633	Standard Chartered Bank	325,746	—	325,746
8/13/14	Euro 5,639,467	United States Dollar 7,728,833	Standard Chartered Bank	177,091	—	177,091
8/13/14	Euro 1,479,069	United States Dollar 2,016,746	Standard Chartered Bank	36,143	—	36,143
8/13/14	Euro 701,693	United States Dollar 957,157	Standard Chartered Bank	17,528	—	17,528
8/18/14	Euro 3,401,973	Polish Zloty 14,144,980	BNP Paribas	—	(26,439)	(26,439)
8/18/14	Euro 3,112,863	Polish Zloty 12,942,897	Citibank NA	—	(24,192)	(24,192)
8/18/14	Euro 2,722,791	United States Dollar 3,734,866	Goldman Sachs International	88,752	—	88,752
8/18/14	Thai Baht 339,621,129	United States Dollar 10,366,945	Goldman Sachs International	—	(202,907)	(202,907)
8/18/14	United States Dollar 10,774,555	Euro 7,854,863	Goldman Sachs International	—	(256,038)	(256,038)
8/18/14	United States Dollar 2,887,207	Hungarian Forint 649,148,000	Deutsche Bank	—	(119,425)	(119,425)
8/18/14	United States Dollar 10,278,154	Hungarian Forint 2,289,692,054	JPMorgan Chase Bank	—	(515,562)	(515,562)
8/18/14	United States Dollar 13,741,209	Thai Baht 450,162,000	Goldman Sachs International	268,950	—	268,950
8/20/14	Euro 755,942	United States Dollar 1,036,061	JPMorgan Chase Bank	23,766	—	23,766

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/20/14	Indonesian Rupiah 1,791,351,000	United States Dollar 150,978	Deutsche Bank	$—	$(1,597)	$(1,597)
8/20/14	Indonesian Rupiah 20,598,080,000	United States Dollar 1,746,340	Standard Chartered Bank	—	(8,061)	(8,061)
8/20/14	United States Dollar 1,769,747	Indonesian Rupiah 20,598,080,000	Standard Chartered Bank	—	(15,346)	(15,346)
8/22/14	Russian Ruble 139,193,607	United States Dollar 3,947,523	Deutsche Bank	63,499	—	63,499
8/22/14	Thai Baht 40,305,000	United States Dollar 1,227,314	Standard Chartered Bank	—	(26,842)	(26,842)
8/22/14	United States Dollar 3,744,773	Thai Baht 122,978,358	Standard Chartered Bank	81,900	—	81,900
8/26/14	United States Dollar 2,029,702	Euro 1,485,025	Goldman Sachs International	—	(41,042)	(41,042)
8/27/14	Argentine Peso 10,370,000	United States Dollar 1,185,143	Bank of America	—	(39,863)	(39,863)
8/27/14	Argentine Peso 8,781,000	United States Dollar 987,739	Bank of America	—	(49,559)	(49,559)
8/27/14	Euro 2,838,544	United States Dollar 3,893,106	Goldman Sachs International	91,879	—	91,879
8/27/14	United States Dollar 2,026,561	Argentine Peso 19,151,000	Bank of America	235,742	—	235,742
8/27/14	United States Dollar 6,288,180	Malaysian Ringgit 20,290,700	Nomura International PLC	29,069	—	29,069
8/28/14	United States Dollar 1,706,088	Indian Rupee 102,280,000	Bank of America	—	(29,702)	(29,702)
8/28/14	United States Dollar 812,912	Indian Rupee 48,630,000	BNP Paribas	—	(15,858)	(15,858)
8/28/14	United States Dollar 841,998	Indian Rupee 50,370,000	JPMorgan Chase Bank	—	(16,425)	(16,425)
8/28/14	United States Dollar 893,192	Indian Rupee 53,437,000	Standard Chartered Bank	—	(17,351)	(17,351)
9/3/14	United States Dollar 3,715,079	Brazilian Real 8,353,354	Bank of America	—	(65,462)	(65,462)
9/3/14	United States Dollar 26,697,269	Brazilian Real 60,063,515	Standard Chartered Bank	—	(455,259)	(455,259)
9/3/14	United States Dollar 4,648,045	Brazilian Real 10,400,000	State Street Bank and Trust Co.	—	(104,240)	(104,240)
9/8/14	Argentine Peso 19,342,000	United States Dollar 2,151,502	Bank of America	—	(99,302)	(99,302)
9/8/14	South African Rand 5,082,267	United States Dollar 471,067	Citibank NA	—	(181)	(181)
9/8/14	South African Rand 5,170,055	United States Dollar 479,204	Citibank NA	—	(184)	(184)
9/8/14	United States Dollar 2,040,295	Argentine Peso 19,342,000	Bank of America	210,508	—	210,508
9/8/14	United States Dollar 10,229,810	South African Rand 110,978,095	Goldman Sachs International	60,517	—	60,517
9/9/14	Zambian Kwacha 283,000	United States Dollar 47,324	Standard Chartered Bank	2,128	—	2,128
9/10/14	Euro 2,867,912	United States Dollar 3,909,853	Deutsche Bank	69,127	—	69,127
9/15/14	Euro 213,871	Hungarian Forint 66,506,493	Goldman Sachs International	—	(3,167)	(3,167)
9/16/14	United States Dollar 640,012	Zambian Kwacha 4,194,000	Barclays Bank PLC	26,963	—	26,963
9/23/14	United States Dollar 627,294	Zambian Kwacha 3,999,000	Barclays Bank PLC	6,001	—	6,001
9/23/14	Zambian Kwacha 1,455,000	United States Dollar 244,538	Barclays Bank PLC	14,119	—	14,119

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/23/14	Zambian Kwacha 1,278,000	United States Dollar 209,852	Barclays Bank PLC	$7,464	$—	$7,464
9/29/14	United States Dollar 600,547	Peruvian New Sol 1,700,569	BNP Paribas	2,649	—	2,649
9/29/14	United States Dollar 572,793	Peruvian New Sol 1,620,431	Morgan Stanley & Co. International PLC	1,978	—	1,978
9/30/14	United States Dollar 123,171	Azerbaijani Manat 101,000	Standard Bank	5,328	—	5,328
9/30/14	United States Dollar 11,038,941	Malaysian Ringgit 35,690,000	Australia and New Zealand Banking Group Limited	37,579	—	37,579
9/30/14	United States Dollar 17,011,537	Malaysian Ringgit 55,000,000	Barclays Bank PLC	57,910	—	57,910
10/2/14	Euro 8,429,378	United States Dollar 11,488,694	Morgan Stanley & Co. International PLC	199,206	—	199,206
10/8/14	Euro 2,500,437	United States Dollar 3,399,044	Bank of America	50,131	—	50,131
10/8/14	United States Dollar 10,171,203	South African Rand 110,978,000	Standard Chartered Bank	67,701	—	67,701
10/9/14	United States Dollar 246,626	Azerbaijani Manat 201,000	VTB Capital PLC	8,030	—	8,030
10/9/14	United States Dollar 245,549	Azerbaijani Manat 200,000	VTB Capital PLC	7,840	—	7,840
10/14/14	Colombian Peso 9,412,566,940	United States Dollar 5,004,023	Citibank NA	26,200	—	26,200
10/16/14	Euro 3,253,139	Polish Zloty 13,549,000	BNP Paribas	—	(34,741)	(34,741)
10/16/14	Euro 3,040,561	Polish Zloty 12,665,000	JPMorgan Chase Bank	—	(32,034)	(32,034)
10/17/14	United States Dollar 349,519	Kazakhstani Tenge 57,758,000	Citibank NA	—	(38,088)	(38,088)
10/17/14	United States Dollar 394,270	Kazakhstani Tenge 65,094,000	Citibank NA	—	(43,284)	(43,284)
10/20/14	United States Dollar 278,619	Kazakhstani Tenge 46,000,000	Deutsche Bank	—	(30,719)	(30,719)
10/20/14	United States Dollar 22,873,577	Polish Zloty 70,283,023	BNP Paribas	—	(457,147)	(457,147)
10/22/14	Euro 1,644,000	United States Dollar 2,240,821	Australia and New Zealand Banking Group Limited	38,834	—	38,834
10/22/14	Indonesian Rupiah 35,587,056,000	United States Dollar 3,009,476	BNP Paribas	46,111	—	46,111
10/22/14	United States Dollar 3,009,476	Indonesian Rupiah 35,587,056,000	BNP Paribas	—	(46,111)	(46,111)
10/23/14	United States Dollar 182,094	Kazakhstani Tenge 30,000,000	JPMorgan Chase Bank	—	(20,506)	(20,506)
10/27/14	United States Dollar 257,654	Kazakhstani Tenge 42,500,000	HSBC Bank USA	—	(28,898)	(28,898)
10/28/14	Russian Ruble 302,560,000	United States Dollar 8,000,000	Barclays Bank PLC	—	(274,603)	(274,603)
10/28/14	United States Dollar 602,353	Mexican Peso 7,940,000	BNP Paribas	—	(5,390)	(5,390)
10/28/14	United States Dollar 7,982,692	Russian Ruble 302,560,000	Credit Suisse International	291,911	—	291,911
10/29/14	Euro 5,390,402	United States Dollar 7,289,818	Goldman Sachs International	69,660	—	69,660
11/12/14	United States Dollar 265,038	Kazakhstani Tenge 43,400,000	Deutsche Bank	—	(32,086)	(32,086)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
11/14/14	United States Dollar 5,000,000	Armenian Dram 2,166,700,000	VTB Capital PLC	$305,993	$—	$305,993
11/14/14	United States Dollar 3,000,000	Armenian Dram 1,300,020,000	VTB Capital PLC	183,596	—	183,596
12/30/14	United States Dollar 1,023,113	Uruguayan Peso 24,125,000	Citibank NA	—	(23,883)	(23,883)
1/2/15	Euro 1,476,499	United States Dollar 2,009,220	Goldman Sachs International	30,986	—	30,986
1/8/15	United States Dollar 11,516,194	Kazakhstani Tenge 1,900,172,000	Citibank NA	—	(1,415,160)	(1,415,160)
1/12/15	United States Dollar 307,009	Ugandan Shilling 839,670,000	Citibank NA	2,051	—	2,051
1/12/15	United States Dollar 188,969	Ugandan Shilling 515,885,000	Standard Chartered Bank	914	—	914
1/16/15	United States Dollar 723,128	Uruguayan Peso 17,290,000	Citibank NA	—	(10,955)	(10,955)
1/20/15	United States Dollar 440,639	Ugandan Shilling 1,200,300,000	Barclays Bank PLC	306	—	306
1/23/15	United States Dollar 205,697	Ugandan Shilling 556,000,000	Citibank NA	—	(1,592)	(1,592)
1/23/15	United States Dollar 723,122	Uruguayan Peso 17,326,000	Citibank NA	—	(11,086)	(11,086)
1/29/15	United States Dollar 365,177	Ugandan Shilling 982,325,000	Barclays Bank PLC	—	(5,090)	(5,090)
2/6/15	United States Dollar 403,226	Uruguayan Peso 10,000,000	Citibank NA	5,886	—	5,886
2/13/15	United States Dollar 402,414	Uruguayan Peso 10,000,000	Citibank NA	5,795	—	5,795
2/27/15	United States Dollar 323,102	Uruguayan Peso 8,000,000	Citibank NA	2,032	—	2,032
3/13/15	Euro 188,402	Serbian Dinar 23,880,000	Citibank NA	10,218	—	10,218
3/31/15	Euro 729,190	Romanian Leu 3,250,000	BNP Paribas	—	(5,470)	(5,470)
3/31/15	United States Dollar 360,288	Uruguayan Peso 9,000,000	Citibank NA	1,853	—	1,853
3/31/15	United States Dollar 1,023,121	Uruguayan Peso 24,780,000	Citibank NA	—	(26,026)	(26,026)
4/30/15	United States Dollar 434,439	Uruguayan Peso 11,000,000	Citibank NA	4,093	—	4,093
6/11/15	United States Dollar 655,727	Zambian Kwacha 4,895,000	Standard Chartered Bank	28,075	—	28,075
6/12/15	United States Dollar 406,699	Zambian Kwacha 2,975,000	Citibank NA	8,701	—	8,701
6/12/15	United States Dollar 269,642	Zambian Kwacha 1,921,200	Citibank NA	—	(1,385)	(1,385)
6/12/15	United States Dollar 658,766	Zambian Kwacha 4,633,100	Citibank NA	—	(11,845)	(11,845)
6/17/15	United States Dollar 651,013	Zambian Kwacha 4,795,000	Standard Chartered Bank	16,990	—	16,990
6/18/15	United States Dollar 892,979	Zambian Kwacha 6,533,900	Standard Chartered Bank	16,861	—	16,861
6/18/15	United States Dollar 380,733	Zambian Kwacha 2,776,000	Standard Chartered Bank	5,823	—	5,823
6/23/15	United States Dollar 202,557	Uruguayan Peso 5,070,000	Citibank NA	—	(3,752)	(3,752)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
6/25/15	United States Dollar 1,267,342	Zambian Kwacha 9,010,800	Barclays Bank PLC	$—	$(16,577)	$(16,577)
7/24/15	United States Dollar 9,375,613	Azerbaijani Manat 7,643,000	Standard Bank	—	(12,634)	(12,634)

				$3,495,917	$(5,329,370)	$(1,833,453)

Futures Contracts

Expiration Month/ Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
12/14	9 LME Copper	Long	$1,636,875	$1,599,863	$(37,012)
12/14	9 LME Copper	Short	(1,648,207)	(1,599,863)	48,344
Interest Rate Futures
9/14	130 Euro-Bobl	Short	(22,265,928)	(22,346,203)	(80,275)
9/14	15 Euro-Bund	Short	(2,924,887)	(2,972,491)	(47,604)
9/14	44 IMM 10-Year Interest Rate Swap	Long	4,215,226	4,200,886	(14,340)
9/14	75 U.S. 2-Year Deliverable Interest Rate Swap	Short	(7,536,914)	(7,526,953)	9,961
9/14	38 U.S. 5-Year Deliverable Interest Rate Swap	Short	(3,860,886)	(3,853,437)	7,449
9/14	121 U.S. 10-Year Deliverable Interest Rate Swap	Short	(12,580,212)	(12,663,406)	(83,194)

					$(196,671)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

LME: London Metal Exchange

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME	MXN	67,771	Pays	Mexico Interbank TIIE 28 Days	6.08%	6/27/24	$(28,064)
LCH.Clearnet	HUF	319,000	Receives	6-month HUF BUBOR	4.57	11/14/18	(116,658)
LCH.Clearnet	HUF	409,000	Receives	6-month HUF BUBOR	4.43	11/15/18	(138,440)
LCH.Clearnet	PLN	16,000	Pays	6-month PLN WIBOR	3.44	5/9/19	136,610
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR	3.25	6/5/19	117,673

							$(28,879)

HUF	-	Hungarian Forint

MXN	-	Mexican Peso

PLN	-	Polish Zloty

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	BRL	27,769	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$1,526,408
Bank of America	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	100,430

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	PLN	10,700	Pays	6-month PLN WIBOR	4.88%	9/14/14	$122,014
Bank of America	PLN	1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	24,202
Bank of America	PLN	1,553	Receives	6-month PLN WIBOR	3.35	7/30/17	(10,209)
Bank of America	PLN	1,820	Pays	6-month PLN WIBOR	4.31	8/10/17	45,401
Bank of America	PLN	2,950	Pays	6-month PLN WIBOR	4.35	8/23/17	74,702
Bank of America	PLN	2,970	Pays	6-month PLN WIBOR	4.30	9/18/17	72,953
Bank of America	PLN	4,840	Pays	6-month PLN WIBOR	3.83	11/14/17	89,537
Bank of America	PLN	4,840	Receives	6-month PLN WIBOR	3.61	11/14/17	(76,058)
Bank of America	PLN	5,470	Receives	6-month PLN WIBOR	3.52	11/16/17	(79,877)
Bank of America	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	162,151
Bank of America	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	421,724
Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	159,599
Barclays Bank PLC	MXN	48,400	Pays	Mexico Interbank TIIE 28 Day	7.11	5/21/21	301,207
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	(1,564)
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	21,878
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	(9,284)
Barclays Bank PLC	PLN	3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	97,868
Barclays Bank PLC	PLN	2,200	Pays	6-month PLN WIBOR	4.35	8/27/17	55,578
Barclays Bank PLC	PLN	5,470	Pays	6-month PLN WIBOR	3.81	11/16/17	99,651
Barclays Bank PLC	PLN	9,170	Pays	6-month PLN WIBOR	3.82	11/19/17	168,806
Barclays Bank PLC	PLN	9,170	Receives	6-month PLN WIBOR	3.53	11/19/17	(134,939)
Barclays Bank PLC	PLN	5,240	Pays	6-month PLN WIBOR	3.80	11/20/17	94,941
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	94,166
Barclays Bank PLC	THB	143,000	Pays	6-month THBFIX	3.34	2/16/15	47,363
Barclays Bank PLC	THB	149,550	Pays	6-month THBFIX	3.21	10/4/20	24,143
BNP Paribas	PLN	3,946	Pays	6-month PLN WIBOR	4.25	8/7/17	95,497
BNP Paribas	PLN	3,946	Receives	6-month PLN WIBOR	3.60	8/7/17	(64,136)
BNP Paribas	PLN	800	Pays	6-month PLN WIBOR	3.85	11/13/17	15,000
BNP Paribas	PLN	800	Receives	6-month PLN WIBOR	3.38	11/13/17	(10,399)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
BNP Paribas	ZAR	142,000	Pays	3-month ZAR JIBAR	5.88%	12/4/17	$(492,614)
Citibank NA	BRL	27,651	Pays	Brazil CETIP Interbank Deposit Rate	10.38	1/4/16	(49,154)
Citibank NA	PLN	2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	46,419
Citibank NA	PLN	2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	60,863
Citibank NA	PLN	1,780	Pays	6-month PLN WIBOR	4.30	8/10/17	44,182
Citibank NA	PLN	1,320	Pays	6-month PLN WIBOR	4.40	8/20/17	34,198
Citibank NA	PLN	1,700	Pays	6-month PLN WIBOR	3.81	11/13/17	31,038
Citibank NA	PLN	1,340	Pays	6-month PLN WIBOR	3.82	11/14/17	24,625
Citibank NA	PLN	3,980	Pays	6-month PLN WIBOR	3.82	11/19/17	72,825
Citibank NA	PLN	3,980	Receives	6-month PLN WIBOR	3.60	11/19/17	(62,093)
Citibank NA	THB	69,000	Pays	6-month THBFIX	3.40	1/14/15	15,833
Credit Suisse International	MXN	42,000	Pays	Mexico Interbank TIIE 28 Day	6.24	7/31/15	97,208
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(141,994)
Credit Suisse International	PLN	1,670	Pays	6-month PLN WIBOR	4.40	8/20/17	43,266
Deutsche Bank	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	99,300
Deutsche Bank	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	314,457
Deutsche Bank	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	41,021
Deutsche Bank	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	71,217
Deutsche Bank	PLN	1,764	Pays	6-month PLN WIBOR	4.34	7/30/17	27,571
Deutsche Bank	PLN	5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	137,124
Deutsche Bank	PLN	2,880	Pays	6-month PLN WIBOR	4.28	8/6/17	70,750
Deutsche Bank	PLN	2,174	Pays	6-month PLN WIBOR	4.24	8/7/17	52,478
Deutsche Bank	PLN	1,550	Pays	6-month PLN WIBOR	4.33	8/17/17	38,660
Deutsche Bank	PLN	1,040	Pays	6-month PLN WIBOR	3.79	11/16/17	18,691
Deutsche Bank	PLN	1,040	Receives	6-month PLN WIBOR	3.60	11/16/17	(16,235)
Goldman Sachs International	PLN	1,061	Pays	6-month PLN WIBOR	4.35	8/1/17	27,092
Goldman Sachs International	PLN	17,000	Pays	6-month PLN WIBOR	5.32	7/11/18	522,670
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	555,577
HSBC Bank USA	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	314,320
HSBC Bank USA	PLN	11,250	Pays	6-month PLN WIBOR	3.44	5/9/19	96,245

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
HSBC Bank USA	THB	94,300	Pays	6-month THBFIX	3.26%	8/19/20	$35,724
JPMorgan Chase Bank	BRL	11,100	Pays	Brazil CETIP Interbank Deposit Rate	9.19	1/2/17	(211,099)
JPMorgan Chase Bank	MYR	27,300	Pays	3-month MYR KLIBOR	3.25	9/8/14	4,560
JPMorgan Chase Bank	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	25,324
JPMorgan Chase Bank	PLN	1,210	Pays	6-month PLN WIBOR	4.33	8/17/17	30,180
JPMorgan Chase Bank	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	522,490
JPMorgan Chase Bank	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	362,751
JPMorgan Chase Bank	THB	108,000	Pays	6-month THBFIX	3.22	10/21/20	23,927
JPMorgan Chase Bank	ZAR	36,500	Pays	3-month ZAR JIBAR	9.05	10/12/15	110,487
Morgan Stanley & Co. International PLC	MXN	118,400	Pays	Mexico Interbank TIIE 28 Day	4.82	9/4/14	21,270
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	286,457
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	197,593
Nomura International PLC	BRL	10,506	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	495,646
Standard Bank	ZAR	62,500	Pays	3-month ZAR JIBAR	7.98	5/20/19	146,065
Standard Bank	ZAR	22,000	Pays	3-month ZAR JIBAR	7.93	6/2/21	21,210

							$7,696,878

BRL	-	Brazilian Real

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PLN	-	Polish Zloty

THB	-	Thai Baht

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Romania	BNP Paribas	$280	1.00	%(1)	9/20/18	1.14%	$(1,210)	$8,609	$7,399
Romania	Goldman Sachs International	310	1.00	(1)	9/20/18	1.14	(1,340)	9,517	8,177
Russia	Deutsche Bank	4,800	1.00	(1)	3/20/19	2.30	(262,005)	260,368	(1,637)
South Africa	Bank of America	775	1.00	(1)	12/20/15	0.74	3,665	1,733	5,398
South Africa	Bank of America	525	1.00	(1)	12/20/15	0.74	2,483	1,230	3,713
South Africa	Bank of America	2,600	1.00	(1)	9/20/17	1.32	(22,358)	53,500	31,142
South Africa	Bank of America	920	1.00	(1)	9/20/17	1.32	(7,911)	9,871	1,960

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America	$680	1.00	%(1)	9/20/17	1.32%	$(5,848)	$6,504	$656
South Africa	Bank of America	3,040	1.00	(1)	9/20/17	1.32	(26,142)	24,559	(1,583)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	0.74	3,547	1,952	5,499
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	0.74	2,672	1,483	4,155
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	1.32	(3,870)	7,183	3,313
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	1.32	(3,706)	6,415	2,709
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	1.32	(9,803)	15,954	6,151
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	1.32	(6,450)	12,406	5,956
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	0.74	3,972	4,907	8,879
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	0.74	3,736	2,260	5,996
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	0.74	3,665	2,037	5,702
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	1.32	(11,179)	28,983	17,804
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	0.60	2,846	2,712	5,558
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	0.74	2,885	1,601	4,486
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/17	1.32	(17,199)	41,154	23,955
South Africa	Deutsche Bank	810	1.00	(1)	9/20/17	1.32	(6,965)	18,513	11,548
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	0.74	3,878	2,346	6,224
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	0.74	3,855	2,245	6,100
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	1.32	(4,386)	11,074	6,688
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	0.60	8,539	4,955	13,494
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	1.32	(42,997)	47,931	4,934
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	1.32	(3,440)	4,903	1,463
Turkey	Bank of America	6,387	1.00	(1)	12/20/17	1.38	(73,558)	102,752	29,194

Total		$41,073					$(464,624)	$699,657	$235,033

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Barclays Bank PLC	$200	1.00	%(1)	12/20/14	$(101)	$(1,190)	$(1,291)
Lebanon	Citibank NA	250	3.30		9/20/14	(3,810)	—	(3,810)
Lebanon	Citibank NA	100	1.00	(1)	12/20/14	(51)	(595)	(646)
Lebanon	Citibank NA	150	1.00	(1)	12/20/14	(77)	(874)	(951)
Lebanon	Citibank NA	200	1.00	(1)	12/20/14	(102)	(1,207)	(1,309)
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	(9)	(899)	(908)
Lebanon	Credit Suisse International	300	1.00	(1)	3/20/15	(28)	(2,680)	(2,708)
Lebanon	Credit Suisse International	350	1.00	(1)	12/20/15	2,763	(8,250)	(5,487)
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	6,631	(20,801)	(14,170)
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	7,895	(23,625)	(15,730)
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	(9)	(830)	(839)
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	6,829	(21,308)	(14,479)
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	8,999	(27,966)	(18,967)
Lebanon	Goldman Sachs International	2,471	1.00	(1)	6/20/18	177,913	(259,050)	(81,137)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Goldman Sachs International	$215	5.00	%(1)	12/20/18	$(16,873)	$10,650	$(6,223)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(15,617)	9,117	(6,500)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	71,622	(120,650)	(49,028)
Russia	Bank of America	1,210	1.00	(1)	9/20/17	35,143	(28,474)	6,669
Russia	Bank of America	2,220	1.00	(1)	9/20/17	64,477	(74,058)	(9,581)
Russia	Barclays Bank PLC	800	1.00	(1)	9/20/17	23,234	(28,448)	(5,214)
Russia	Citibank NA	730	1.00	(1)	9/20/17	21,202	(15,937)	5,265
Russia	Credit Suisse International	1,330	1.00	(1)	9/20/17	38,628	(44,734)	(6,106)
Russia	Deutsche Bank	1,962	1.00	(1)	6/20/18	80,841	(27,356)	53,485
Russia	Deutsche Bank	1,580	1.00	(1)	6/20/18	65,101	(21,761)	43,340
Russia	JPMorgan Chase Bank	900	1.00	(1)	9/20/17	26,139	(19,655)	6,484
Russia	JPMorgan Chase Bank	420	1.00	(1)	9/20/17	12,198	(9,290)	2,908
Russia	JPMorgan Chase Bank	1,163	1.00	(1)	6/20/18	47,920	(15,833)	32,087
Russia	JPMorgan Chase Bank	870	1.00	(1)	6/20/18	35,847	(12,157)	23,690
Russia	JPMorgan Chase Bank	500	1.00	(1)	6/20/18	20,602	(6,305)	14,297
Russia	Morgan Stanley & Co. International PLC	480	1.00	(1)	9/20/17	13,941	(10,755)	3,186
South Africa	Bank of America	300	1.00	(1)	12/20/19	13,469	(7,497)	5,972
South Africa	Bank of America	775	1.00	(1)	12/20/20	47,446	(19,072)	28,374
South Africa	Bank of America	525	1.00	(1)	12/20/20	32,141	(14,172)	17,969
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	13,469	(8,666)	4,803
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	4,907	(2,252)	2,655
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	45,915	(19,490)	26,425
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	34,590	(13,853)	20,737
South Africa	Citibank NA	150	1.00	(1)	12/20/19	6,734	(4,926)	1,808
South Africa	Citibank NA	100	1.00	(1)	3/20/20	4,908	(3,515)	1,393
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	4,908	(2,470)	2,438
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	4,908	(3,005)	1,903
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	47,446	(20,278)	27,168
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	48,364	(21,722)	26,642
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	51,425	(28,387)	23,038
South Africa	Deutsche Bank	500	1.00	(1)	9/20/20	28,640	(17,454)	11,186
South Africa	Deutsche Bank	610	1.00	(1)	12/20/20	37,345	(15,587)	21,758
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	49,894	(21,245)	28,649
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	50,200	(21,722)	28,478
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	4,490	(3,425)	1,065
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	4,490	(4,110)	380
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	4,907	(2,426)	2,481
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	4,907	(2,513)	2,394
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	4,907	(3,473)	1,434
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	(1,876)	(10,004)	(11,880)
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	(3,010)	(19,579)	(22,589)
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	(7,023)	(45,519)	(52,542)
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	(6,922)	(45,713)	(52,635)
Spain	Citibank NA	300	1.00	(1)	3/20/20	(4,114)	(4,635)	(8,749)
Spain	Citibank NA	300	1.00	(1)	3/20/20	(4,115)	(9,545)	(13,660)
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	(4,114)	(4,377)	(8,491)
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	(4,114)	(9,545)	(13,659)
Spain	Deutsche Bank	550	1.00	(1)	6/20/20	(6,855)	(22,937)	(29,792)
Spain	Deutsche Bank	670	1.00	(1)	12/20/20	(6,722)	(44,388)	(51,110)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Deutsche Bank	$3,265	1.00	%(1)	12/20/20	$(32,756)	$(185,506)	$(218,262)
Spain	Goldman Sachs International	193	1.00	(1)	9/20/20	(2,168)	(11,808)	(13,976)

						$1,197,869	$(1,459,737)	$(261,868)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $41,073,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Deutsche Bank	$9,981	TRY	21,450	3-month USD- LIBOR-BBA	10.54%	4/3/19	$1,180,991
Deutsche Bank	5,062	TRY	10,759	3-month USD- LIBOR-BBA	8.86	7/14/24	6,507

							$1,187,498

TRY	-	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended July 31, 2014 was as follows:

	Principal Amount of Contracts (000’s Omitted)		Principal Amount of Contracts (000’s Omitted)		Principal Amount of Contracts (000’s Omitted)		Principal Amount of Contracts (000’s Omitted)		Premiums Received
Outstanding, beginning of period	INR	1,198,251	COP	—	CNH	—	CNY	—	$324,746
Options written		566,662		3,195,079		18,240		18,240	58,494
Options expired		(1,764,913)		(3,195,079)		—		—	(364,282)

Outstanding, end of period	INR	—	COP	—	CNH	18,240	CNY	18,240	$18,958

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

INR	-	Indian Rupee

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$48,344	$(37,012)

Total		$48,344	$(37,012)

Credit	Credit Default Swaps	$1,364,078	$(630,833)

Total		$1,364,078	$(630,833)

Foreign Exchange	Currency Options Purchased	$184,743	$—
Foreign Exchange	Currency Options Written	—	(1,488)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	3,495,917	(5,329,370)

Total		$3,680,660	$(5,330,858)

Interest Rate	Cross-Currency Swaps	$1,187,498	$—
Interest Rate	Futures Contracts*	17,410	(225,413)
Interest Rate	Interest Rate Swaps	9,056,533	(1,359,655)
Interest Rate	Interest Rate Swaps (centrally cleared)	254,283	(283,162)

Total		$10,515,724	$(1,868,230)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps tables above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2014 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount		Value Including Accrued Interest
JPMorgan Chase Bank	5/21/14	Open	2.00%	RON	3,154,500	$957,830
JPMorgan Chase Bank	7/25/14	Open	1.80%	HUF	309,555,000	1,320,796
JPMorgan Chase Bank	7/31/14	Open	1.50%	HUF	1,301,568,840	5,552,650

HUF	-	Hungarian Forint

RON	-	Romanian Leu

(1)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2014. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$468,621,022

Gross unrealized appreciation	$6,860,350
Gross unrealized depreciation	(32,540,643)

Net unrealized depreciation	$(25,680,293)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$357,390,053	$—	$357,390,053
Foreign Corporate Bonds	—	8,203,893	—	8,203,893
Currency Put Options Purchased	—	184,743	—	184,743
Short-Term Investments -
Foreign Government Securities	—	56,625,932	—	56,625,932
U.S. Treasury Obligations	—	1,599,984	—	1,599,984
Repurchase Agreements	—	9,863,233	—	9,863,233
Other	—	9,072,891	—	9,072,891
Total Investments	$—	$442,940,729	$—	$442,940,729
Forward Foreign Currency Exchange Contracts	$—	$3,495,917	$—	$3,495,917
Swap Contracts	—	11,862,392	—	11,862,392
Futures Contracts	65,754	—	—	65,754
Total	$65,754	$458,299,038	$—	$458,364,792

Liability Description
Currency Put Options Written	$—	$(1,488)	$—	$(1,488)
Securities Sold Short	—	(2,032,266)	—	(2,032,266)
Forward Foreign Currency Exchange Contracts	—	(5,329,370)	—	(5,329,370)
Swap Contracts	—	(2,273,650)	—	(2,273,650)
Futures Contracts	(262,425)	—	—	(262,425)
Total	$(262,425)	$(9,636,774)	$—	$(9,899,199)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014